Inventory, Net (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 2,984	$ 2,624
Work-in-process	2,586	2,538
Finished goods	3,477	2,919
Inventory, net	9,047	8,081
Inventory Valuation Reserves	$ 1,122	$ 1,036